Convertible Notes - Additional Information (Detail) £ / shares in Units, £ in Thousands			6 Months Ended
	May 31, 2023 GBP (£)	Feb. 10, 2023 GBP (£) shares	Jun. 30, 2023 GBP (£) £ / shares shares	Jun. 30, 2023 £ / shares $ / shares shares	Jun. 30, 2022 GBP (£) shares
Disclosure of detailed information about borrowings [line items]
Payment of interest financing activities			£ 771
Private Placement Loan Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing interest rate			6.00%	6.00%
Conversion price per share | £ / shares			£ 0.174	£ 0.174
Borrowings extended maturity date	Aug. 03, 2023
Expiry date of warrants			Jun. 03, 2023
Share conversion price per share | (per share)			£ 0.174	£ 0.174
Number of shares issued | shares			17,774,895	17,774,895	0
Private Placement Loan Notes [Member] | Finance Income [Member]
Disclosure of detailed information about borrowings [line items]
Gain loss recognized on the modification of loan	£ 100		£ 100		£ 0
Novartis [member]
Disclosure of detailed information about borrowings [line items]
Borrowing interest rate		9.00%	6.00%	6.00%
Conversion price per share | £ / shares			£ 0.265	£ 0.265
Number of securities covered by warrants | shares		2,000,000
Borrowings extended maturity date		Feb. 10, 2025
Expiry date of warrants			Feb. 28, 2023
Interest paid		£ 700
Novartis [member] | Amendement Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Issuance of unsecured convertible loan notes | shares		300,000
Payment of interest financing activities			£ 700
Reduction in fair value of liabilities due to extinguishment of loans			£ 4,500
Additions to fair value liability due to replacement of the original instrument with a new one		£ 3,500